Sales Inducements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred sales inducement
Balance, beginning of period	$ 186	$ 197	$ 194
Sales inducements deferred	(4)	(6)	(10)
Amortization—Unlock	(59)	(4)	(9)
Amortization charged to income	(13)	(13)	2
Balance, end of period	$ 118	$ 186	$ 197